Short-Term Debt	12 Months Ended
Jun. 30, 2021
8. Short-Term Debt

8. Short-Term Debt

The Company has a Canada Emergency Business Account (CEBA), which is not subject to an interest rate until after December 31, 2022 and has loan forgiveness provisions whereby 25% of the loan principal will be forgiven if 75% of the loan principal is repaid prior to December 31, 2022.

As of June 30, 2021, the Company had previously withdrawn CAD $40,000 and repaid CAD $30,000 of loan principal. The Company has therefore recognized the loan forgiveness of CAD$10,000 resulting in a short-term debt carrying balance on June 30, 2021 of $Nil (June 30, 2020: $22,115).